Tax (Tables)	12 Months Ended
Dec. 31, 2025
TAX
Schedule of Taxation on Profit Comprises Income Tax and Social Contribution
	12/31/2025	12/31/2024
IRPJ	-	(1,843)
CSLL	-	(1,099)
Total	-	(2,942)

Schedule of Taxes on Revenues from Sales in Brazil
ICMS - Tax on Circulation of Goods and Services	18%
COFINS - Social Security Contribution	7.60%
PIS - Social Integration Program	1.65%
IPI - Tax on Industrialized Products	5%
ISSQN - Tax on Services of Any Nature	5%